Investment portfolio	12 Months Ended
Dec. 31, 2020
Investment Portfolio Abstract
7. Investment portfolio
7.	Investment portfolio
Investments consist of the following by investment type:
	December 31, 2020	December 31, 2019
Equities	18,445	20,590
Partnership interests and others	-	200
	18,445	20,790